UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

Fidelity
Dynamic StrategiesSM
Fund

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, http://visit www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings or http://www.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 31, 2007 to December 31, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder in the underlying affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the fees and expenses incurred by the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder in the underlying affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the fees and expenses incurred by the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value	Ending Account Value December 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 971.50	$ 1.09 B
HypotheticalA	$ 1,000.00	$ 1,021.93	$ 3.31 C
Class T
Actual	$ 1,000.00	$ 971.10	$ 1.51 B
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58 C
Class B
Actual	$ 1,000.00	$ 970.20	$ 2.34 B
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12 C
Class C
Actual	$ 1,000.00	$ 970.40	$ 2.34 B
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12 C
Dynamic Strategies
Actual	$ 1,000.00	$ 971.90	$ .67 B
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 2.04 C
Institutional Class
Actual	$ 1,000.00	$ 971.90	$ .67 B
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 2.04 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period October 31, 2007 to December 31, 2007).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%
Class T	.90%
Class B	1.40%
Class C	1.40%
Dynamic Strategies	.40%
Institutional Class	.40%

Annual Report

Investment Summary

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of December 31, 2007**
% of fund's investments
Domestic Equity 19.4
Emerging Markets Equity 6.3
High Yield Fixed-Income 6.0
International Equity 6.3
Investment Grade Fixed-Income 27.2
Other 0.6
Short-Term 7.7
Specialty* 26.5

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.
* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Precious Metals, Real Estate, Technology and Utilities.
Asset Allocation (% of fund's net assets)**
As of December 31, 2007
Equities 58.5%
Bonds 33.2%
Short-Term and Other 8.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 58.5%
	Shares	Value
Diversified Emerging Markets Funds - 3.0%
Fidelity Emerging Markets Fund (b)	8,797	$ 297,782
iShares MSCI Emerging Markets Index ETF	1,229	184,584
Market Vectors Russia ETF	5,486	279,018
SPDR S&P BRIC 40 ETF	3,630	116,523
SPDR S&P Emerging Middle East & Africa ETF	2,374	167,509
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		1,045,416
Europe Stock Funds - 1.4%
Fidelity Europe Fund (b)	8,189	345,247
SPDR S&P Emerging Europe ETF	2,119	150,152
TOTAL EUROPE STOCK FUNDS		495,399
Foreign Large Blend Funds - 1.6%
Fidelity Canada Fund (b)	2,754	169,084
iShares MSCI EAFE Index ETF	4,877	382,845
TOTAL FOREIGN LARGE BLEND FUNDS		551,929
Foreign Large Value Funds - 0.3%
PowerShares International Dividend Achievers ETF	5,413	111,616
Foreign Small Mid Growth Funds - 0.4%
Fidelity International Small Cap Opportunities Fund (b)	9,517	137,234
Japan Stock Funds - 1.0%
Fidelity Japan Fund (b)	23,668	339,403
Large Blend Funds - 14.6%
Fidelity Disciplined Equity Fund (b)	24,297	717,241
Fidelity Mega Cap Stock Fund (b)	21,272	248,246
Fidelity Select Consumer Staples Portfolio (b)	7,883	524,718
Fidelity Select Industrials Portfolio (b)	27,265	607,200
PowerShares Buyback Achievers ETF	3,321	80,800
Rydex Russell Top 50 ETF	12,350	1,367,516
S&P Depositary Receipts Trust unit Series 1 ETF	11,016	1,612,742
TOTAL LARGE BLEND FUNDS		5,158,463
Equity Funds - continued
	Shares	Value
Large Growth Funds - 2.6%
Fidelity Blue Chip Growth Fund (b)	10,088	$ 444,481
Fidelity Select Consumer Discretionary Portfolio (b)	21,968	461,775
TOTAL LARGE GROWTH FUNDS		906,256
Latin America Stock Funds - 1.3%
Fidelity Latin America Fund (b)	2,398	148,712
iShares MSCI Brazil Index ETF	3,828	309,379
TOTAL LATIN AMERICA STOCK FUNDS		458,091
Mid-Cap Blend Funds - 1.5%
Fidelity Leveraged Company Stock Fund (b)	5,423	175,313
Fidelity Select Defense & Aerospace Portfolio (b)	3,896	344,605
TOTAL MID-CAP BLEND FUNDS		519,918
Pacific Asia ex-Japan Stock Funds - 2.0%
Fidelity China Region Fund (b)	4,568	142,380
iPath MSCI India Index ETN (a)	3,797	371,233
iShares MSCI Australia Index ETF	2,935	85,115
iShares MSCI South Korea Index ETF	1,883	121,924
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		720,652
Small Growth Funds - 0.7%
PowerShares Cleantech ETF	7,055	252,146
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	3,639	189,360
Specialty Funds - Financial - 2.8%
Fidelity Select Financial Services Portfolio (b)	10,323	988,074
Specialty Funds - Health - 3.3%
Fidelity Select Biotechnology Portfolio (a)(b)	5,058	337,279
Fidelity Select Health Care Portfolio (b)	5,019	631,545
SPDR S&P Biotech ETF	3,184	190,053
TOTAL SPECIALTY FUNDS - HEALTH		1,158,877
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - 9.7%
Claymore S&P Global Water Index ETF	5,792	$ 149,549
Fidelity Select Energy Portfolio (b)	9,936	662,466
Fidelity Select Energy Services Portfolio (b)	1,821	185,066
Fidelity Select Materials Portfolio (b)	3,022	176,730
Fidelity Select Natural Gas Portfolio (b)	348	16,861
iShares Dow Jones US Oil & Gas Exploration & Production Index ETF	1,486	98,968
iShares S&P GSSI Natural Resources Index ETF	734	98,635
Market Vectors Global Alternative Energy ETF	2,868	171,965
Market Vectors Nuclear Energy ETF	2,258	80,430
PowerShares Global Clean Energy ETF	3,810	120,777
PowerShares Global Water ETF	6,610	163,399
PowerShares Water Resources ETF	6,886	148,049
PowerShares WilderHill Clean Energy ETF	4,669	129,191
PowerShares WilderHill Progressive Energy ETF	2,730	81,218
SPDR Oil & Gas Equipment & Services ETF	2,486	100,932
SPDR S&P Oil & Gas Exploration & Production ETF	1,872	97,812
United States 12 Month Oil ETF LP (a)	4,018	216,490
United States Natural Gas ETF LP (a)	9,686	351,021
United States Oil ETF LP (a)	5,051	382,815
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		3,432,374
Specialty Funds - Precious Metals - 0.6%
Fidelity Select Gold Portfolio (b)	3,914	156,080
Market Vectors Gold Miners ETF	1,712	78,495
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		234,575
Specialty Funds - Real Estate - 2.5%
Fidelity International Real Estate Fund (b)	20,963	280,906
Fidelity Real Estate Income Fund (b)	29,089	299,331
Fidelity Real Estate Investment Portfolio (b)	10,667	277,123
TOTAL SPECIALTY FUNDS - REAL ESTATE		857,360
Equity Funds - continued
	Shares	Value
Specialty Funds - Technology - 4.9%
Fidelity Select Software & Computer Services Portfolio (a)(b)	4,459	$ 362,234
Fidelity Select Technology Portfolio (a)(b)	10,484	852,533
iShares Dow Jones US Technology Sector Index ETF	6,780	423,479
SPDR S&P Semiconductor ETF	1,907	88,771
TOTAL SPECIALTY FUNDS - TECHNOLOGY		1,727,017
Specialty Funds - Utilities - 2.2%
Fidelity Select Utilities Growth Portfolio (b)	2,858	183,689
iShares S&P Global Utilities Sector Index ETF	3,974	275,716
SPDR FTSE Macquarie Global Infrastructure 100 ETF	5,305	321,907
TOTAL SPECIALTY FUNDS - UTILITIES		781,312
World Stock Funds - 1.6%
iShares S&P Global Consumer Staples Sector Index ETF	2,487	156,532
Market Vectors Agribusiness ETF	7,286	417,488
TOTAL WORLD STOCK FUNDS		574,020
TOTAL EQUITY FUNDS (Cost $21,509,900)		20,639,492
Fixed-Income Funds - 33.2%

Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (b)	63,706	609,666
Conservative Allocation Funds - 3.1%
Fidelity Strategic Real Return Fund (b)	107,326	1,072,188
Emerging Markets Bond Funds - 2.6%
Fidelity New Markets Income Fund (b)	62,492	917,387
High Yield Bond Funds - 1.7%
Fidelity High Income Fund (b)	70,580	607,690
Inflation-Protected Bond Funds - 10.3%
Fidelity Inflation Protected Bond Fund (b)	329,359	3,642,705
Intermediate-Term Bond Funds - 13.7%
Fidelity Investment Grade Bond Fund (b)	553,756	3,981,503
iShares Lehman Aggregate Bond ETF	8,479	857,736
TOTAL INTERMEDIATE-TERM BOND FUNDS		4,839,239
Fixed-Income Funds - continued
	Shares	Value
Long Government Bond Funds - 0.1%
iShares Lehman 20+ Year Treasury Bond ETF	350	$ 32,568
TOTAL FIXED-INCOME FUNDS (Cost $11,805,124)		11,721,443
Other - 0.6%
World Bond Funds - 0.6%
CurrencyShares Australian Dollar Trust ETF	473	41,657
CurrencyShares Canadian Dollar Trust ETF	411	41,490
CurrencyShares Euro Trust ETF	300	43,920
CurrencyShares Japanese Yen Trust ETF (a)	500	44,800
PowerShares DB US Dollar Index Bearish ETF	1,558	42,985
TOTAL OTHER (Cost $219,955)		214,852
Cash Equivalents - 3.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $1,091,000)	$ 1,091,086	1,091,000
Short-Term Funds - 4.6%
	Shares
Fidelity Institutional Money Market Fund Institutional Class (b) (Cost $1,603,844)	1,603,844	1,603,844
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $36,229,823)		$ 35,270,631
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,091,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 476,500
Lehman Brothers, Inc.	296,600
Merrill Lynch Government Securities, Inc.	317,900
$ 1,091,000
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Blue Chip Growth Fund	$ 1,318
Fidelity Canada Fund	936
Fidelity China Region Fund	1,141
Fidelity Disciplined Equity Fund	5,178
Fidelity Emerging Markets Fund	1,443
Fidelity Europe Fund	4,371
Fidelity Floating Rate High Income Fund	5,294
Fidelity High Income Fund	8,170
Fidelity Inflation Protected Bond Fund	9,831
Fidelity Institutional Money Market Fund Institutional Class	6,152
Fidelity International Real Estate Fund	1,997
Fidelity International Small Cap Opportunities Fund	486
Fidelity Investment Grade Bond Fund	24,134
Fidelity Japan Fund	728
Fidelity Latin Amercia Fund	1,357
Fidelity Leveraged Company Stock Fund	504
Fidelity Mega Cap Stock Fund	140
Fidelity New Markets Income Fund	8,846
Fidelity Real Estate Income Fund	6,797
Fidelity Real Estate Investment Portfolio	2,747
Fidelity Select Consumer Staples Portfolio	2,855
Fidelity Select Defense & Aerospace Portfolio	388
Fund	Income Earned
Fidelity Select Financial Services Portfolio	$ 11,215
Fidelity Select Health Care Portfolio	917
Fidelity Select Industrials Portfolio	982
Fidelity Select Materials Portfolio	878
Fidelity Select Money Market Portfolio	1,530
Fidelity Select Telecommunications Portfolio	1,392
Fidelity Select Utilities Growth Portfolio	2,663
Fidelity Strategic Real Return Fund	9,828
Total	$ 124,218
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Blue Chip Growth Fund	$ -	$ 460,511	$ 435	$ 444,481
Fidelity Canada Fund	-	183,981	160	169,084
Fidelity China Region Fund	-	169,644	107	142,380
Fidelity Disciplined Equity Fund	-	771,379	769	717,241
Fidelity Emerging Markets Fund	-	316,581	217	297,782
Fidelity Europe Fund	-	377,990	334	345,247
Fidelity Floating Rate High Income Fund	-	616,948	446	609,666
Fidelity High Income Fund	-	619,491	443	607,690
Fidelity Inflation Protected Bond Fund	-	3,683,952	3,568	3,642,705
Fidelity International Real Estate Fund	-	320,893	219	280,906
Fidelity International Small Cap Opportunities Fund	-	166,756	105	137,234
Fidelity Investment Grade Bond Fund	-	3,989,102	4,430	3,981,503
Fidelity Japan Fund	-	398,089	342	339,403
Fidelity Latin Amercia Fund	-	157,615	110	148,712
Fidelity Leveraged Company Stock Fund	-	180,597	170	175,313
Fidelity Mega Cap Stock Fund	-	250,584	247	248,246
Fidelity New Markets Income Fund	-	928,938	670	917,387
Fidelity Real Estate Income Fund	-	312,466	222	299,331
Fidelity Real Estate Investment Portfolio	-	312,466	217	277,123
Fidelity Select Biotechnology Portfolio	-	358,825	351	337,279
Fidelity Select Consumer Discretionary Portfolio	-	523,129	476	461,775
Fidelity Select Consumer Staples Portfolio	-	536,034	516	524,718
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Defense & Aerospace Portfolio	$ -	$ 370,303	$ 349	$ 344,605
Fidelity Select Energy Portfolio	-	655,204	607	662,466
Fidelity Select Energy Services Portfolio	-	180,153	174	185,066
Fidelity Select Financial Services Portfolio	-	1,090,518	1,005	988,074
Fidelity Select Gold Portfolio	-	178,516	147	156,080
Fidelity Select Health Care Portfolio	-	677,363	624	631,545
Fidelity Select Industrials Portfolio	-	637,656	595	607,200
Fidelity Select Materials Portfolio	-	180,941	171	176,730
Fidelity Select Natural Gas Portfolio	-	16,950	123	16,861
Fidelity Select Software & Computer Services Portfolio	-	357,825	344	362,234
Fidelity Select Technology Portfolio	-	900,906	850	852,533
Fidelity Select Telecommunications Portfolio	-	198,563	191	189,360
Fidelity Select Utilities Growth Portfolio	-	186,426	180	183,689
Fidelity Strategic Real Return Fund	-	1,092,393	1,047	1,072,188
Total	$ -	$ 22,359,688	$ 20,961	$ 21,533,837

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $1,091,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $11,200,368)	$ 11,041,950
Affiliated Underlying Funds (cost $23,938,455)	23,137,681
Unaffiliated issuers (cost $1,091,000)	1,091,000
Total Investments (cost $36,229,823)		$ 35,270,631
Cash		105,361
Receivable for investments sold		173,695
Receivable for fund shares sold		231,434
Dividends receivable		84,651
Total assets		35,865,772

Liabilities
Payable for investments purchased	$ 293,229
Payable for fund shares redeemed	55,414
Accrued management fee	10,954
Distribution fees payable	3,044
Total liabilities		362,641

Net Assets		$ 35,503,131
Net Assets consist of:
Paid in capital		$ 36,264,132
Undistributed net investment income		1,602
Accumulated undistributed net realized gain (loss) on investments		196,589
Net unrealized appreciation (depreciation) on investments		(959,192)
Net Assets		$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,590,703 ÷ 165,862 shares)	$ 9.59

Maximum offering price per share (100/94.25 of $9.59)	$ 10.18
Class T: Net Asset Value and redemption price per share ($1,358,487 ÷ 141,649 shares)	$ 9.59

Maximum offering price per share (100/96.50 of $9.59)	$ 9.94
Class B: Net Asset Value and offering price per share ($1,230,564 ÷ 128,271 shares)A	$ 9.59

Class C: Net Asset Value and offering price per share ($1,425,401 ÷ 148,610 shares)A	$ 9.59

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($28,566,545 ÷ 2,978,509 shares)	$ 9.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,331,431 ÷ 138,799 shares)	$ 9.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

		For the period October 31, 2007 (commencement of operations) to December 31, 2007

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 60,110
Affiliated		124,218
Interest		12,198
Total income		196,526

Expenses
Management fee	$ 22,710
Distribution fees	6,036
Independent trustees' compensation	9
Total expenses before reductions	28,755
Expense reductions	(4,544)	24,211
Net investment income (loss)		172,315
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(6,469)
Affiliated	(7,625)
Realized gain distributions from underlying funds:
Unaffiliated	2,971
Affiliated	496,427
Total net realized gain (loss)		485,304
Change in net unrealized appreciation (depreciation) on investment securities		(959,192)
Net gain (loss)		(473,888)
Net increase (decrease) in net assets resulting from operations		$ (301,573)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 31, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 172,315
Net realized gain (loss)	485,304
Change in net unrealized appreciation (depreciation)	(959,192)
Net increase (decrease) in net assets resulting from operations	(301,573)
Distributions to shareholders from net investment income	(170,713)
Distributions to shareholders from net realized gain	(288,714)
Total distributions	(459,427)
Share transactions - net increase (decrease)	36,264,131
Total increase (decrease) in net assets	35,503,131

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,602)	$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.28)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.08)
Total distributions	(.13)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,591
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.29)
Distributions from net investment income	(.04)
Distributions from net realized gain	(.08)
Total distributions	(.12)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	.90% A
Expenses net of all reductions	.90% A
Net investment income (loss)	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,358
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.30)
Distributions from net investment income	(.03)
Distributions from net realized gain	(.08)
Total distributions	(.11)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.98)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,231
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.30)
Distributions from net investment income	(.03)
Distributions from net realized gain	(.08)
Total distributions	(.11)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,425
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Dynamic Strategies

Period ended December 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.28)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.08)
Total distributions	(.13)
Net asset value, end of period	$ 9.59
Total Return B, C	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.40% A
Net investment income (loss)	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,567
Portfolio turnover rate E	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended December 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.28)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.08)
Total distributions	(.13)
Net asset value, end of period	$ 9.59
Total Return B, C	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.40% A
Net investment income (loss)	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,331
Portfolio turnover rate E	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund, but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Investments in affiliated Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs and futures contracts. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each affiliated Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 181,365
Unrealized depreciation	(1,153,782)
Net unrealized appreciation (depreciation)	(972,417)
Undistributed ordinary income	172,404
Undistributed long-term capital gain	39,005

Cost for federal income tax purposes	$ 36,243,048

The tax character of distributions paid was as follows:

December 31, 2007
Ordinary Income	$ 170,713
Long-term Capital Gains	288,714
Total	$ 459,427

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the affiliated Underlying Fund shares), other than short-term securities, aggregated $38,583,583 and $3,430,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 630	$ 509
Class T	.25%	.25%	1,102	1,028
Class B	.75%	.25%	2,077	2,073
Class C	.75%	.25%	2,227	2,197
			$ 6,036	$ 5,807

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 74
Class T	320
$ 394

6. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009. During the period, this management fee waiver reduced the Fund's management fee by $4,544.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $120 for the period.

Annual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended December 31,	2007A
From net investment income
Class A	$ 7,363
Class T	5,694
Class B	4,058
Class C	4,995
Dynamic Strategies	141,886
Institutional Class	6,717
Total	$ 170,713
From net realized gain
Class A	$ 13,090
Class T	11,110
Class B	10,144
Class C	11,752
Dynamic Strategies	231,651
Institutional Class	10,967
Total	$ 288,714

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Period ended December 31,	2007 A	2007 A
Class A
Shares sold	163,734	$ 1,624,963
Reinvestment of distributions	2,128	20,453
Net increase (decrease)	165,862	$ 1,645,416
Class T
Shares sold	139,900	$ 1,393,110
Reinvestment of distributions	1,749	16,804
Net increase (decrease)	141,649	$ 1,409,914
Class B
Shares sold	126,797	$ 1,267,319
Reinvestment of distributions	1,474	14,184
Net increase (decrease)	128,271	$ 1,281,503
Class C
Shares sold	146,905	$ 1,461,264
Reinvestment of distributions	1,705	16,383
Net increase (decrease)	148,610	$ 1,477,647
Dynamic Strategies
Shares sold	2,984,859	$ 29,128,984
Reinvestment of distributions	30,602	294,088
Shares redeemed	(36,952)	(357,083)
Net increase (decrease)	2,978,509	$ 29,065,989
Institutional Class
Shares sold	137,083	$ 1,367,175
Reinvestment of distributions	1,716	16,487
Net increase (decrease)	138,799	$ 1,383,662

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Dynamic Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Dynamic Strategies Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the period from October 31, 2007 (commencement of operations) to December 31, 2007, the statement of changes in net assets for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and the financial highlights for the period from October 31, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Dynamic Strategies Fund as of December 31, 2007, the results of its operations for the period from October 31, 2007 (commencement of operations) to December 31, 2007, the changes in its net assets for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and its financial highlights for the period from October 31, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006- present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Dynamic Strategies. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of Dynamic Strategies. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2007

Vice President of Dynamic Strategies. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 2007

Secretary of Dynamic Strategies. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Dynamic Strategies. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) officer of Dynamic Strategies. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2007

Chief Financial Officer of Dynamic Strategies. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2007

Chief Compliance Officer of Dynamic Strategies. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2007

Deputy Treasurer of Dynamic Strategies. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2007

Deputy Treasurer of Dynamic Strategies. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2007

Assistant Treasurer of Dynamic Strategies. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2007 Assistant Treasurer of Dynamic Strategies. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Dynamic Strategies. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2007

Assistant Treasurer of Dynamic Strategies. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Dynamic Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Dynamic Strategies Fund	02/11/2008	02/08/2008	$.04

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007 $327,720, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 57% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 61% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

On October 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc. (FMRC), FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Fidelity Dynamic Strategies Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses for each class in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate would rank above the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board noted, however, that the proposed management fee would cover substantially all fund expenses other than transfer agency fees borne by underlying Fidelity funds and 12b-1 fees. The Board considered that FMRC contractually agreed to waive 0.10% of its management fee until July 31, 2009. The Board also noted that the fund's asset allocation strategies, investments in unaffiliated exchanged traded funds, and flexibility to invest directly in individual securities differentiate the fund from other funds in the Lipper group, which consists primarily of less actively managed lifecycle funds that invest exclusively in affiliated funds. The Board reviewed data on management fees and total expenses for other competitive funds with investment strategies similar to those of the fund.

In its review of the total expenses of each class of the fund, the Board noted that with respect to the fund's investments in underlying Fidelity funds, it will purchase retail funds, or Institutional Class shares for any underlying Fidelity fund that offers only Advisor classes of shares, in order to avoid charging fund-paid 12b-1 fees at both the fund-of-funds level and underlying fund level. The Board considered that the fund does not pay transfer agency fees with respect to its investments in underlying Fidelity funds. Instead, each underlying Fidelity fund bears its pro rata portion of the transfer agency fee according to the percentage of the fund's assets invested in that underlying fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The Fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

DYS-UANN-0208
1.852672.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic Strategies
Fund - Class A, Class T, Class B and Class C

Annual Report

December 31, 2007

Class A, Class T, Class B,
and Class C are classes
of Fidelity Dynamic
StrategiesSM Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 31, 2007 to December 31, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder in the underlying affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the fees and expenses incurred by the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder in the underlying affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the fees and expenses incurred by the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value	Ending Account Value December 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 971.50	$ 1.09 B
HypotheticalA	$ 1,000.00	$ 1,021.93	$ 3.31 C
Class T
Actual	$ 1,000.00	$ 971.10	$ 1.51 B
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58 C
Class B
Actual	$ 1,000.00	$ 970.20	$ 2.34 B
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12 C
Class C
Actual	$ 1,000.00	$ 970.40	$ 2.34 B
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12 C
Dynamic Strategies
Actual	$ 1,000.00	$ 971.90	$ .67 B
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 2.04 C
Institutional Class
Actual	$ 1,000.00	$ 971.90	$ .67 B
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 2.04 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period October 31, 2007 to December 31, 2007).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%
Class T	.90%
Class B	1.40%
Class C	1.40%
Dynamic Strategies	.40%
Institutional Class	.40%

Annual Report

Investment Summary

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of December 31, 2007**
% of fund's investments
Domestic Equity 19.4
Emerging Markets Equity 6.3
High Yield Fixed-Income 6.0
International Equity 6.3
Investment Grade Fixed-Income 27.2
Other 0.6
Short-Term 7.7
Specialty* 26.5

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.
* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Precious Metals, Real Estate, Technology and Utilities.
Asset Allocation (% of fund's net assets)**
As of December 31, 2007
Equities 58.5%
Bonds 33.2%
Short-Term and Other 8.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 58.5%
	Shares	Value
Diversified Emerging Markets Funds - 3.0%
Fidelity Emerging Markets Fund (b)	8,797	$ 297,782
iShares MSCI Emerging Markets Index ETF	1,229	184,584
Market Vectors Russia ETF	5,486	279,018
SPDR S&P BRIC 40 ETF	3,630	116,523
SPDR S&P Emerging Middle East & Africa ETF	2,374	167,509
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		1,045,416
Europe Stock Funds - 1.4%
Fidelity Europe Fund (b)	8,189	345,247
SPDR S&P Emerging Europe ETF	2,119	150,152
TOTAL EUROPE STOCK FUNDS		495,399
Foreign Large Blend Funds - 1.6%
Fidelity Canada Fund (b)	2,754	169,084
iShares MSCI EAFE Index ETF	4,877	382,845
TOTAL FOREIGN LARGE BLEND FUNDS		551,929
Foreign Large Value Funds - 0.3%
PowerShares International Dividend Achievers ETF	5,413	111,616
Foreign Small Mid Growth Funds - 0.4%
Fidelity International Small Cap Opportunities Fund (b)	9,517	137,234
Japan Stock Funds - 1.0%
Fidelity Japan Fund (b)	23,668	339,403
Large Blend Funds - 14.6%
Fidelity Disciplined Equity Fund (b)	24,297	717,241
Fidelity Mega Cap Stock Fund (b)	21,272	248,246
Fidelity Select Consumer Staples Portfolio (b)	7,883	524,718
Fidelity Select Industrials Portfolio (b)	27,265	607,200
PowerShares Buyback Achievers ETF	3,321	80,800
Rydex Russell Top 50 ETF	12,350	1,367,516
S&P Depositary Receipts Trust unit Series 1 ETF	11,016	1,612,742
TOTAL LARGE BLEND FUNDS		5,158,463
Equity Funds - continued
	Shares	Value
Large Growth Funds - 2.6%
Fidelity Blue Chip Growth Fund (b)	10,088	$ 444,481
Fidelity Select Consumer Discretionary Portfolio (b)	21,968	461,775
TOTAL LARGE GROWTH FUNDS		906,256
Latin America Stock Funds - 1.3%
Fidelity Latin America Fund (b)	2,398	148,712
iShares MSCI Brazil Index ETF	3,828	309,379
TOTAL LATIN AMERICA STOCK FUNDS		458,091
Mid-Cap Blend Funds - 1.5%
Fidelity Leveraged Company Stock Fund (b)	5,423	175,313
Fidelity Select Defense & Aerospace Portfolio (b)	3,896	344,605
TOTAL MID-CAP BLEND FUNDS		519,918
Pacific Asia ex-Japan Stock Funds - 2.0%
Fidelity China Region Fund (b)	4,568	142,380
iPath MSCI India Index ETN (a)	3,797	371,233
iShares MSCI Australia Index ETF	2,935	85,115
iShares MSCI South Korea Index ETF	1,883	121,924
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		720,652
Small Growth Funds - 0.7%
PowerShares Cleantech ETF	7,055	252,146
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	3,639	189,360
Specialty Funds - Financial - 2.8%
Fidelity Select Financial Services Portfolio (b)	10,323	988,074
Specialty Funds - Health - 3.3%
Fidelity Select Biotechnology Portfolio (a)(b)	5,058	337,279
Fidelity Select Health Care Portfolio (b)	5,019	631,545
SPDR S&P Biotech ETF	3,184	190,053
TOTAL SPECIALTY FUNDS - HEALTH		1,158,877
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - 9.7%
Claymore S&P Global Water Index ETF	5,792	$ 149,549
Fidelity Select Energy Portfolio (b)	9,936	662,466
Fidelity Select Energy Services Portfolio (b)	1,821	185,066
Fidelity Select Materials Portfolio (b)	3,022	176,730
Fidelity Select Natural Gas Portfolio (b)	348	16,861
iShares Dow Jones US Oil & Gas Exploration & Production Index ETF	1,486	98,968
iShares S&P GSSI Natural Resources Index ETF	734	98,635
Market Vectors Global Alternative Energy ETF	2,868	171,965
Market Vectors Nuclear Energy ETF	2,258	80,430
PowerShares Global Clean Energy ETF	3,810	120,777
PowerShares Global Water ETF	6,610	163,399
PowerShares Water Resources ETF	6,886	148,049
PowerShares WilderHill Clean Energy ETF	4,669	129,191
PowerShares WilderHill Progressive Energy ETF	2,730	81,218
SPDR Oil & Gas Equipment & Services ETF	2,486	100,932
SPDR S&P Oil & Gas Exploration & Production ETF	1,872	97,812
United States 12 Month Oil ETF LP (a)	4,018	216,490
United States Natural Gas ETF LP (a)	9,686	351,021
United States Oil ETF LP (a)	5,051	382,815
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		3,432,374
Specialty Funds - Precious Metals - 0.6%
Fidelity Select Gold Portfolio (b)	3,914	156,080
Market Vectors Gold Miners ETF	1,712	78,495
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		234,575
Specialty Funds - Real Estate - 2.5%
Fidelity International Real Estate Fund (b)	20,963	280,906
Fidelity Real Estate Income Fund (b)	29,089	299,331
Fidelity Real Estate Investment Portfolio (b)	10,667	277,123
TOTAL SPECIALTY FUNDS - REAL ESTATE		857,360
Equity Funds - continued
	Shares	Value
Specialty Funds - Technology - 4.9%
Fidelity Select Software & Computer Services Portfolio (a)(b)	4,459	$ 362,234
Fidelity Select Technology Portfolio (a)(b)	10,484	852,533
iShares Dow Jones US Technology Sector Index ETF	6,780	423,479
SPDR S&P Semiconductor ETF	1,907	88,771
TOTAL SPECIALTY FUNDS - TECHNOLOGY		1,727,017
Specialty Funds - Utilities - 2.2%
Fidelity Select Utilities Growth Portfolio (b)	2,858	183,689
iShares S&P Global Utilities Sector Index ETF	3,974	275,716
SPDR FTSE Macquarie Global Infrastructure 100 ETF	5,305	321,907
TOTAL SPECIALTY FUNDS - UTILITIES		781,312
World Stock Funds - 1.6%
iShares S&P Global Consumer Staples Sector Index ETF	2,487	156,532
Market Vectors Agribusiness ETF	7,286	417,488
TOTAL WORLD STOCK FUNDS		574,020
TOTAL EQUITY FUNDS (Cost $21,509,900)		20,639,492
Fixed-Income Funds - 33.2%

Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (b)	63,706	609,666
Conservative Allocation Funds - 3.1%
Fidelity Strategic Real Return Fund (b)	107,326	1,072,188
Emerging Markets Bond Funds - 2.6%
Fidelity New Markets Income Fund (b)	62,492	917,387
High Yield Bond Funds - 1.7%
Fidelity High Income Fund (b)	70,580	607,690
Inflation-Protected Bond Funds - 10.3%
Fidelity Inflation Protected Bond Fund (b)	329,359	3,642,705
Intermediate-Term Bond Funds - 13.7%
Fidelity Investment Grade Bond Fund (b)	553,756	3,981,503
iShares Lehman Aggregate Bond ETF	8,479	857,736
TOTAL INTERMEDIATE-TERM BOND FUNDS		4,839,239
Fixed-Income Funds - continued
	Shares	Value
Long Government Bond Funds - 0.1%
iShares Lehman 20+ Year Treasury Bond ETF	350	$ 32,568
TOTAL FIXED-INCOME FUNDS (Cost $11,805,124)		11,721,443
Other - 0.6%
World Bond Funds - 0.6%
CurrencyShares Australian Dollar Trust ETF	473	41,657
CurrencyShares Canadian Dollar Trust ETF	411	41,490
CurrencyShares Euro Trust ETF	300	43,920
CurrencyShares Japanese Yen Trust ETF (a)	500	44,800
PowerShares DB US Dollar Index Bearish ETF	1,558	42,985
TOTAL OTHER (Cost $219,955)		214,852
Cash Equivalents - 3.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $1,091,000)	$ 1,091,086	1,091,000
Short-Term Funds - 4.6%
	Shares
Fidelity Institutional Money Market Fund Institutional Class (b) (Cost $1,603,844)	1,603,844	1,603,844
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $36,229,823)		$ 35,270,631
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,091,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 476,500
Lehman Brothers, Inc.	296,600
Merrill Lynch Government Securities, Inc.	317,900
$ 1,091,000
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Blue Chip Growth Fund	$ 1,318
Fidelity Canada Fund	936
Fidelity China Region Fund	1,141
Fidelity Disciplined Equity Fund	5,178
Fidelity Emerging Markets Fund	1,443
Fidelity Europe Fund	4,371
Fidelity Floating Rate High Income Fund	5,294
Fidelity High Income Fund	8,170
Fidelity Inflation Protected Bond Fund	9,831
Fidelity Institutional Money Market Fund Institutional Class	6,152
Fidelity International Real Estate Fund	1,997
Fidelity International Small Cap Opportunities Fund	486
Fidelity Investment Grade Bond Fund	24,134
Fidelity Japan Fund	728
Fidelity Latin Amercia Fund	1,357
Fidelity Leveraged Company Stock Fund	504
Fidelity Mega Cap Stock Fund	140
Fidelity New Markets Income Fund	8,846
Fidelity Real Estate Income Fund	6,797
Fidelity Real Estate Investment Portfolio	2,747
Fidelity Select Consumer Staples Portfolio	2,855
Fidelity Select Defense & Aerospace Portfolio	388
Fund	Income Earned
Fidelity Select Financial Services Portfolio	$ 11,215
Fidelity Select Health Care Portfolio	917
Fidelity Select Industrials Portfolio	982
Fidelity Select Materials Portfolio	878
Fidelity Select Money Market Portfolio	1,530
Fidelity Select Telecommunications Portfolio	1,392
Fidelity Select Utilities Growth Portfolio	2,663
Fidelity Strategic Real Return Fund	9,828
Total	$ 124,218
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Blue Chip Growth Fund	$ -	$ 460,511	$ 435	$ 444,481
Fidelity Canada Fund	-	183,981	160	169,084
Fidelity China Region Fund	-	169,644	107	142,380
Fidelity Disciplined Equity Fund	-	771,379	769	717,241
Fidelity Emerging Markets Fund	-	316,581	217	297,782
Fidelity Europe Fund	-	377,990	334	345,247
Fidelity Floating Rate High Income Fund	-	616,948	446	609,666
Fidelity High Income Fund	-	619,491	443	607,690
Fidelity Inflation Protected Bond Fund	-	3,683,952	3,568	3,642,705
Fidelity International Real Estate Fund	-	320,893	219	280,906
Fidelity International Small Cap Opportunities Fund	-	166,756	105	137,234
Fidelity Investment Grade Bond Fund	-	3,989,102	4,430	3,981,503
Fidelity Japan Fund	-	398,089	342	339,403
Fidelity Latin Amercia Fund	-	157,615	110	148,712
Fidelity Leveraged Company Stock Fund	-	180,597	170	175,313
Fidelity Mega Cap Stock Fund	-	250,584	247	248,246
Fidelity New Markets Income Fund	-	928,938	670	917,387
Fidelity Real Estate Income Fund	-	312,466	222	299,331
Fidelity Real Estate Investment Portfolio	-	312,466	217	277,123
Fidelity Select Biotechnology Portfolio	-	358,825	351	337,279
Fidelity Select Consumer Discretionary Portfolio	-	523,129	476	461,775
Fidelity Select Consumer Staples Portfolio	-	536,034	516	524,718
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Defense & Aerospace Portfolio	$ -	$ 370,303	$ 349	$ 344,605
Fidelity Select Energy Portfolio	-	655,204	607	662,466
Fidelity Select Energy Services Portfolio	-	180,153	174	185,066
Fidelity Select Financial Services Portfolio	-	1,090,518	1,005	988,074
Fidelity Select Gold Portfolio	-	178,516	147	156,080
Fidelity Select Health Care Portfolio	-	677,363	624	631,545
Fidelity Select Industrials Portfolio	-	637,656	595	607,200
Fidelity Select Materials Portfolio	-	180,941	171	176,730
Fidelity Select Natural Gas Portfolio	-	16,950	123	16,861
Fidelity Select Software & Computer Services Portfolio	-	357,825	344	362,234
Fidelity Select Technology Portfolio	-	900,906	850	852,533
Fidelity Select Telecommunications Portfolio	-	198,563	191	189,360
Fidelity Select Utilities Growth Portfolio	-	186,426	180	183,689
Fidelity Strategic Real Return Fund	-	1,092,393	1,047	1,072,188
Total	$ -	$ 22,359,688	$ 20,961	$ 21,533,837

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $1,091,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $11,200,368)	$ 11,041,950
Affiliated Underlying Funds (cost $23,938,455)	23,137,681
Unaffiliated issuers (cost $1,091,000)	1,091,000
Total Investments (cost $36,229,823)		$ 35,270,631
Cash		105,361
Receivable for investments sold		173,695
Receivable for fund shares sold		231,434
Dividends receivable		84,651
Total assets		35,865,772

Liabilities
Payable for investments purchased	$ 293,229
Payable for fund shares redeemed	55,414
Accrued management fee	10,954
Distribution fees payable	3,044
Total liabilities		362,641

Net Assets		$ 35,503,131
Net Assets consist of:
Paid in capital		$ 36,264,132
Undistributed net investment income		1,602
Accumulated undistributed net realized gain (loss) on investments		196,589
Net unrealized appreciation (depreciation) on investments		(959,192)
Net Assets		$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,590,703 ÷ 165,862 shares)	$ 9.59

Maximum offering price per share (100/94.25 of $9.59)	$ 10.18
Class T: Net Asset Value and redemption price per share ($1,358,487 ÷ 141,649 shares)	$ 9.59

Maximum offering price per share (100/96.50 of $9.59)	$ 9.94
Class B: Net Asset Value and offering price per share ($1,230,564 ÷ 128,271 shares)A	$ 9.59

Class C: Net Asset Value and offering price per share ($1,425,401 ÷ 148,610 shares)A	$ 9.59

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($28,566,545 ÷ 2,978,509 shares)	$ 9.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,331,431 ÷ 138,799 shares)	$ 9.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

		For the period October 31, 2007 (commencement of operations) to December 31, 2007

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 60,110
Affiliated		124,218
Interest		12,198
Total income		196,526

Expenses
Management fee	$ 22,710
Distribution fees	6,036
Independent trustees' compensation	9
Total expenses before reductions	28,755
Expense reductions	(4,544)	24,211
Net investment income (loss)		172,315
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(6,469)
Affiliated	(7,625)
Realized gain distributions from underlying funds:
Unaffiliated	2,971
Affiliated	496,427
Total net realized gain (loss)		485,304
Change in net unrealized appreciation (depreciation) on investment securities		(959,192)
Net gain (loss)		(473,888)
Net increase (decrease) in net assets resulting from operations		$ (301,573)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 31, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 172,315
Net realized gain (loss)	485,304
Change in net unrealized appreciation (depreciation)	(959,192)
Net increase (decrease) in net assets resulting from operations	(301,573)
Distributions to shareholders from net investment income	(170,713)
Distributions to shareholders from net realized gain	(288,714)
Total distributions	(459,427)
Share transactions - net increase (decrease)	36,264,131
Total increase (decrease) in net assets	35,503,131

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,602)	$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.28)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.08)
Total distributions	(.13)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,591
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.29)
Distributions from net investment income	(.04)
Distributions from net realized gain	(.08)
Total distributions	(.12)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	.90% A
Expenses net of all reductions	.90% A
Net investment income (loss)	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,358
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.30)
Distributions from net investment income	(.03)
Distributions from net realized gain	(.08)
Total distributions	(.11)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.98)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,231
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.30)
Distributions from net investment income	(.03)
Distributions from net realized gain	(.08)
Total distributions	(.11)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,425
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Dynamic Strategies

Period ended December 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.28)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.08)
Total distributions	(.13)
Net asset value, end of period	$ 9.59
Total Return B, C	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.40% A
Net investment income (loss)	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,567
Portfolio turnover rate E	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended December 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.28)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.08)
Total distributions	(.13)
Net asset value, end of period	$ 9.59
Total Return B, C	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.40% A
Net investment income (loss)	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,331
Portfolio turnover rate E	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund, but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Investments in affiliated Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs and futures contracts. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each affiliated Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 181,365
Unrealized depreciation	(1,153,782)
Net unrealized appreciation (depreciation)	(972,417)
Undistributed ordinary income	172,404
Undistributed long-term capital gain	39,005

Cost for federal income tax purposes	$ 36,243,048

The tax character of distributions paid was as follows:

December 31, 2007
Ordinary Income	$ 170,713
Long-term Capital Gains	288,714
Total	$ 459,427

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the affiliated Underlying Fund shares), other than short-term securities, aggregated $38,583,583 and $3,430,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 630	$ 509
Class T	.25%	.25%	1,102	1,028
Class B	.75%	.25%	2,077	2,073
Class C	.75%	.25%	2,227	2,197
			$ 6,036	$ 5,807

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 74
Class T	320
$ 394

6. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009. During the period, this management fee waiver reduced the Fund's management fee by $4,544.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $120 for the period.

Annual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended December 31,	2007A
From net investment income
Class A	$ 7,363
Class T	5,694
Class B	4,058
Class C	4,995
Dynamic Strategies	141,886
Institutional Class	6,717
Total	$ 170,713
From net realized gain
Class A	$ 13,090
Class T	11,110
Class B	10,144
Class C	11,752
Dynamic Strategies	231,651
Institutional Class	10,967
Total	$ 288,714

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Period ended December 31,	2007 A	2007 A
Class A
Shares sold	163,734	$ 1,624,963
Reinvestment of distributions	2,128	20,453
Net increase (decrease)	165,862	$ 1,645,416
Class T
Shares sold	139,900	$ 1,393,110
Reinvestment of distributions	1,749	16,804
Net increase (decrease)	141,649	$ 1,409,914
Class B
Shares sold	126,797	$ 1,267,319
Reinvestment of distributions	1,474	14,184
Net increase (decrease)	128,271	$ 1,281,503
Class C
Shares sold	146,905	$ 1,461,264
Reinvestment of distributions	1,705	16,383
Net increase (decrease)	148,610	$ 1,477,647
Dynamic Strategies
Shares sold	2,984,859	$ 29,128,984
Reinvestment of distributions	30,602	294,088
Shares redeemed	(36,952)	(357,083)
Net increase (decrease)	2,978,509	$ 29,065,989
Institutional Class
Shares sold	137,083	$ 1,367,175
Reinvestment of distributions	1,716	16,487
Net increase (decrease)	138,799	$ 1,383,662

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Dynamic Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Dynamic Strategies Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the period from October 31, 2007 (commencement of operations) to December 31, 2007, the statement of changes in net assets for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and the financial highlights for the period from October 31, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Dynamic Strategies Fund as of December 31, 2007, the results of its operations for the period from October 31, 2007 (commencement of operations) to December 31, 2007, the changes in its net assets for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and its financial highlights for the period from October 31, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 2007

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2007

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2007

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2007

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2007

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2007 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor Dynamic Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/11/2008	02/08/2008	$.04
Class T	02/11/2008	02/08/2008	$.04
Class B	02/11/2008	02/08/2008	$.04
Class C	02/11/2008	02/08/2008	$.04

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007 $327,720, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 62%; Class T designates 68%; Class B designates 87%; Class C designates 82%; of the dividends distributed in during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 66%; Class T designates 73%; Class B designates 93%; and Class C designates 88%; of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

On October 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc. (FMRC), FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Fidelity Dynamic Strategies Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses for each class in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate would rank above the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board noted, however, that the proposed management fee would cover substantially all fund expenses other than transfer agency fees borne by underlying Fidelity funds and 12b-1 fees. The Board considered that FMRC contractually agreed to waive 0.10% of its management fee until July 31, 2009. The Board also noted that the fund's asset allocation strategies, investments in unaffiliated exchanged traded funds, and flexibility to invest directly in individual securities differentiate the fund from other funds in the Lipper group, which consists primarily of less actively managed lifecycle funds that invest exclusively in affiliated funds. The Board reviewed data on management fees and total expenses for other competitive funds with investment strategies similar to those of the fund.

In its review of the total expenses of each class of the fund, the Board noted that with respect to the fund's investments in underlying Fidelity funds, it will purchase retail funds, or Institutional Class shares for any underlying Fidelity fund that offers only Advisor classes of shares, in order to avoid charging fund-paid 12b-1 fees at both the fund-of-funds level and underlying fund level. The Board considered that the fund does not pay transfer agency fees with respect to its investments in underlying Fidelity funds. Instead, each underlying Fidelity fund bears its pro rata portion of the transfer agency fee according to the percentage of the fund's assets invested in that underlying fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The Fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ADYS-UANN-0208
1.852689.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Dynamic Strategies
Fund - Institutional Class

Annual Report

December 31, 2007

Institutional Class is a class
of Fidelity Dynamic
StrategiesSM Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 31, 2007 to December 31, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder in the underlying affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the fees and expenses incurred by the Underlying Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder in the underlying affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"), the Fund also indirectly bears its proportionate share of the fees and expenses incurred by the Underlying Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value	Ending Account Value December 31, 2007	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 971.50	$ 1.09 B
HypotheticalA	$ 1,000.00	$ 1,021.93	$ 3.31 C
Class T
Actual	$ 1,000.00	$ 971.10	$ 1.51 B
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58 C
Class B
Actual	$ 1,000.00	$ 970.20	$ 2.34 B
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12 C
Class C
Actual	$ 1,000.00	$ 970.40	$ 2.34 B
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12 C
Dynamic Strategies
Actual	$ 1,000.00	$ 971.90	$ .67 B
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 2.04 C
Institutional Class
Actual	$ 1,000.00	$ 971.90	$ .67 B
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 2.04 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period October 31, 2007 to December 31, 2007).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%
Class T	.90%
Class B	1.40%
Class C	1.40%
Dynamic Strategies	.40%
Institutional Class	.40%

Annual Report

Investment Summary

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of December 31, 2007**
% of fund's investments
Domestic Equity 19.4
Emerging Markets Equity 6.3
High Yield Fixed-Income 6.0
International Equity 6.3
Investment Grade Fixed-Income 27.2
Other 0.6
Short-Term 7.7
Specialty* 26.5

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.
* Includes equity sectors such as Communications, Financial, Health, Natural Resources, Precious Metals, Real Estate, Technology and Utilities.
Asset Allocation (% of fund's net assets)**
As of December 31, 2007
Equities 58.5%
Bonds 33.2%
Short-Term and Other 8.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities include ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Investments December 31, 2007

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 58.5%
	Shares	Value
Diversified Emerging Markets Funds - 3.0%
Fidelity Emerging Markets Fund (b)	8,797	$ 297,782
iShares MSCI Emerging Markets Index ETF	1,229	184,584
Market Vectors Russia ETF	5,486	279,018
SPDR S&P BRIC 40 ETF	3,630	116,523
SPDR S&P Emerging Middle East & Africa ETF	2,374	167,509
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		1,045,416
Europe Stock Funds - 1.4%
Fidelity Europe Fund (b)	8,189	345,247
SPDR S&P Emerging Europe ETF	2,119	150,152
TOTAL EUROPE STOCK FUNDS		495,399
Foreign Large Blend Funds - 1.6%
Fidelity Canada Fund (b)	2,754	169,084
iShares MSCI EAFE Index ETF	4,877	382,845
TOTAL FOREIGN LARGE BLEND FUNDS		551,929
Foreign Large Value Funds - 0.3%
PowerShares International Dividend Achievers ETF	5,413	111,616
Foreign Small Mid Growth Funds - 0.4%
Fidelity International Small Cap Opportunities Fund (b)	9,517	137,234
Japan Stock Funds - 1.0%
Fidelity Japan Fund (b)	23,668	339,403
Large Blend Funds - 14.6%
Fidelity Disciplined Equity Fund (b)	24,297	717,241
Fidelity Mega Cap Stock Fund (b)	21,272	248,246
Fidelity Select Consumer Staples Portfolio (b)	7,883	524,718
Fidelity Select Industrials Portfolio (b)	27,265	607,200
PowerShares Buyback Achievers ETF	3,321	80,800
Rydex Russell Top 50 ETF	12,350	1,367,516
S&P Depositary Receipts Trust unit Series 1 ETF	11,016	1,612,742
TOTAL LARGE BLEND FUNDS		5,158,463
Equity Funds - continued
	Shares	Value
Large Growth Funds - 2.6%
Fidelity Blue Chip Growth Fund (b)	10,088	$ 444,481
Fidelity Select Consumer Discretionary Portfolio (b)	21,968	461,775
TOTAL LARGE GROWTH FUNDS		906,256
Latin America Stock Funds - 1.3%
Fidelity Latin America Fund (b)	2,398	148,712
iShares MSCI Brazil Index ETF	3,828	309,379
TOTAL LATIN AMERICA STOCK FUNDS		458,091
Mid-Cap Blend Funds - 1.5%
Fidelity Leveraged Company Stock Fund (b)	5,423	175,313
Fidelity Select Defense & Aerospace Portfolio (b)	3,896	344,605
TOTAL MID-CAP BLEND FUNDS		519,918
Pacific Asia ex-Japan Stock Funds - 2.0%
Fidelity China Region Fund (b)	4,568	142,380
iPath MSCI India Index ETN (a)	3,797	371,233
iShares MSCI Australia Index ETF	2,935	85,115
iShares MSCI South Korea Index ETF	1,883	121,924
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		720,652
Small Growth Funds - 0.7%
PowerShares Cleantech ETF	7,055	252,146
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	3,639	189,360
Specialty Funds - Financial - 2.8%
Fidelity Select Financial Services Portfolio (b)	10,323	988,074
Specialty Funds - Health - 3.3%
Fidelity Select Biotechnology Portfolio (a)(b)	5,058	337,279
Fidelity Select Health Care Portfolio (b)	5,019	631,545
SPDR S&P Biotech ETF	3,184	190,053
TOTAL SPECIALTY FUNDS - HEALTH		1,158,877
Equity Funds - continued
	Shares	Value
Specialty Funds - Natural Resources - 9.7%
Claymore S&P Global Water Index ETF	5,792	$ 149,549
Fidelity Select Energy Portfolio (b)	9,936	662,466
Fidelity Select Energy Services Portfolio (b)	1,821	185,066
Fidelity Select Materials Portfolio (b)	3,022	176,730
Fidelity Select Natural Gas Portfolio (b)	348	16,861
iShares Dow Jones US Oil & Gas Exploration & Production Index ETF	1,486	98,968
iShares S&P GSSI Natural Resources Index ETF	734	98,635
Market Vectors Global Alternative Energy ETF	2,868	171,965
Market Vectors Nuclear Energy ETF	2,258	80,430
PowerShares Global Clean Energy ETF	3,810	120,777
PowerShares Global Water ETF	6,610	163,399
PowerShares Water Resources ETF	6,886	148,049
PowerShares WilderHill Clean Energy ETF	4,669	129,191
PowerShares WilderHill Progressive Energy ETF	2,730	81,218
SPDR Oil & Gas Equipment & Services ETF	2,486	100,932
SPDR S&P Oil & Gas Exploration & Production ETF	1,872	97,812
United States 12 Month Oil ETF LP (a)	4,018	216,490
United States Natural Gas ETF LP (a)	9,686	351,021
United States Oil ETF LP (a)	5,051	382,815
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		3,432,374
Specialty Funds - Precious Metals - 0.6%
Fidelity Select Gold Portfolio (b)	3,914	156,080
Market Vectors Gold Miners ETF	1,712	78,495
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		234,575
Specialty Funds - Real Estate - 2.5%
Fidelity International Real Estate Fund (b)	20,963	280,906
Fidelity Real Estate Income Fund (b)	29,089	299,331
Fidelity Real Estate Investment Portfolio (b)	10,667	277,123
TOTAL SPECIALTY FUNDS - REAL ESTATE		857,360
Equity Funds - continued
	Shares	Value
Specialty Funds - Technology - 4.9%
Fidelity Select Software & Computer Services Portfolio (a)(b)	4,459	$ 362,234
Fidelity Select Technology Portfolio (a)(b)	10,484	852,533
iShares Dow Jones US Technology Sector Index ETF	6,780	423,479
SPDR S&P Semiconductor ETF	1,907	88,771
TOTAL SPECIALTY FUNDS - TECHNOLOGY		1,727,017
Specialty Funds - Utilities - 2.2%
Fidelity Select Utilities Growth Portfolio (b)	2,858	183,689
iShares S&P Global Utilities Sector Index ETF	3,974	275,716
SPDR FTSE Macquarie Global Infrastructure 100 ETF	5,305	321,907
TOTAL SPECIALTY FUNDS - UTILITIES		781,312
World Stock Funds - 1.6%
iShares S&P Global Consumer Staples Sector Index ETF	2,487	156,532
Market Vectors Agribusiness ETF	7,286	417,488
TOTAL WORLD STOCK FUNDS		574,020
TOTAL EQUITY FUNDS (Cost $21,509,900)		20,639,492
Fixed-Income Funds - 33.2%

Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (b)	63,706	609,666
Conservative Allocation Funds - 3.1%
Fidelity Strategic Real Return Fund (b)	107,326	1,072,188
Emerging Markets Bond Funds - 2.6%
Fidelity New Markets Income Fund (b)	62,492	917,387
High Yield Bond Funds - 1.7%
Fidelity High Income Fund (b)	70,580	607,690
Inflation-Protected Bond Funds - 10.3%
Fidelity Inflation Protected Bond Fund (b)	329,359	3,642,705
Intermediate-Term Bond Funds - 13.7%
Fidelity Investment Grade Bond Fund (b)	553,756	3,981,503
iShares Lehman Aggregate Bond ETF	8,479	857,736
TOTAL INTERMEDIATE-TERM BOND FUNDS		4,839,239
Fixed-Income Funds - continued
	Shares	Value
Long Government Bond Funds - 0.1%
iShares Lehman 20+ Year Treasury Bond ETF	350	$ 32,568
TOTAL FIXED-INCOME FUNDS (Cost $11,805,124)		11,721,443
Other - 0.6%
World Bond Funds - 0.6%
CurrencyShares Australian Dollar Trust ETF	473	41,657
CurrencyShares Canadian Dollar Trust ETF	411	41,490
CurrencyShares Euro Trust ETF	300	43,920
CurrencyShares Japanese Yen Trust ETF (a)	500	44,800
PowerShares DB US Dollar Index Bearish ETF	1,558	42,985
TOTAL OTHER (Cost $219,955)		214,852
Cash Equivalents - 3.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.41%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $1,091,000)	$ 1,091,086	1,091,000
Short-Term Funds - 4.6%
	Shares
Fidelity Institutional Money Market Fund Institutional Class (b) (Cost $1,603,844)	1,603,844	1,603,844
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $36,229,823)		$ 35,270,631
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,091,000 due 1/02/08 at 1.41%
ABN AMRO Bank N.V., New York Branch	$ 476,500
Lehman Brothers, Inc.	296,600
Merrill Lynch Government Securities, Inc.	317,900
$ 1,091,000
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Blue Chip Growth Fund	$ 1,318
Fidelity Canada Fund	936
Fidelity China Region Fund	1,141
Fidelity Disciplined Equity Fund	5,178
Fidelity Emerging Markets Fund	1,443
Fidelity Europe Fund	4,371
Fidelity Floating Rate High Income Fund	5,294
Fidelity High Income Fund	8,170
Fidelity Inflation Protected Bond Fund	9,831
Fidelity Institutional Money Market Fund Institutional Class	6,152
Fidelity International Real Estate Fund	1,997
Fidelity International Small Cap Opportunities Fund	486
Fidelity Investment Grade Bond Fund	24,134
Fidelity Japan Fund	728
Fidelity Latin Amercia Fund	1,357
Fidelity Leveraged Company Stock Fund	504
Fidelity Mega Cap Stock Fund	140
Fidelity New Markets Income Fund	8,846
Fidelity Real Estate Income Fund	6,797
Fidelity Real Estate Investment Portfolio	2,747
Fidelity Select Consumer Staples Portfolio	2,855
Fidelity Select Defense & Aerospace Portfolio	388
Fund	Income Earned
Fidelity Select Financial Services Portfolio	$ 11,215
Fidelity Select Health Care Portfolio	917
Fidelity Select Industrials Portfolio	982
Fidelity Select Materials Portfolio	878
Fidelity Select Money Market Portfolio	1,530
Fidelity Select Telecommunications Portfolio	1,392
Fidelity Select Utilities Growth Portfolio	2,663
Fidelity Strategic Real Return Fund	9,828
Total	$ 124,218
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Blue Chip Growth Fund	$ -	$ 460,511	$ 435	$ 444,481
Fidelity Canada Fund	-	183,981	160	169,084
Fidelity China Region Fund	-	169,644	107	142,380
Fidelity Disciplined Equity Fund	-	771,379	769	717,241
Fidelity Emerging Markets Fund	-	316,581	217	297,782
Fidelity Europe Fund	-	377,990	334	345,247
Fidelity Floating Rate High Income Fund	-	616,948	446	609,666
Fidelity High Income Fund	-	619,491	443	607,690
Fidelity Inflation Protected Bond Fund	-	3,683,952	3,568	3,642,705
Fidelity International Real Estate Fund	-	320,893	219	280,906
Fidelity International Small Cap Opportunities Fund	-	166,756	105	137,234
Fidelity Investment Grade Bond Fund	-	3,989,102	4,430	3,981,503
Fidelity Japan Fund	-	398,089	342	339,403
Fidelity Latin Amercia Fund	-	157,615	110	148,712
Fidelity Leveraged Company Stock Fund	-	180,597	170	175,313
Fidelity Mega Cap Stock Fund	-	250,584	247	248,246
Fidelity New Markets Income Fund	-	928,938	670	917,387
Fidelity Real Estate Income Fund	-	312,466	222	299,331
Fidelity Real Estate Investment Portfolio	-	312,466	217	277,123
Fidelity Select Biotechnology Portfolio	-	358,825	351	337,279
Fidelity Select Consumer Discretionary Portfolio	-	523,129	476	461,775
Fidelity Select Consumer Staples Portfolio	-	536,034	516	524,718
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Defense & Aerospace Portfolio	$ -	$ 370,303	$ 349	$ 344,605
Fidelity Select Energy Portfolio	-	655,204	607	662,466
Fidelity Select Energy Services Portfolio	-	180,153	174	185,066
Fidelity Select Financial Services Portfolio	-	1,090,518	1,005	988,074
Fidelity Select Gold Portfolio	-	178,516	147	156,080
Fidelity Select Health Care Portfolio	-	677,363	624	631,545
Fidelity Select Industrials Portfolio	-	637,656	595	607,200
Fidelity Select Materials Portfolio	-	180,941	171	176,730
Fidelity Select Natural Gas Portfolio	-	16,950	123	16,861
Fidelity Select Software & Computer Services Portfolio	-	357,825	344	362,234
Fidelity Select Technology Portfolio	-	900,906	850	852,533
Fidelity Select Telecommunications Portfolio	-	198,563	191	189,360
Fidelity Select Utilities Growth Portfolio	-	186,426	180	183,689
Fidelity Strategic Real Return Fund	-	1,092,393	1,047	1,072,188
Total	$ -	$ 22,359,688	$ 20,961	$ 21,533,837

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $1,091,000) - See accompanying schedule: Unaffiliated Underlying Funds (cost $11,200,368)	$ 11,041,950
Affiliated Underlying Funds (cost $23,938,455)	23,137,681
Unaffiliated issuers (cost $1,091,000)	1,091,000
Total Investments (cost $36,229,823)		$ 35,270,631
Cash		105,361
Receivable for investments sold		173,695
Receivable for fund shares sold		231,434
Dividends receivable		84,651
Total assets		35,865,772

Liabilities
Payable for investments purchased	$ 293,229
Payable for fund shares redeemed	55,414
Accrued management fee	10,954
Distribution fees payable	3,044
Total liabilities		362,641

Net Assets		$ 35,503,131
Net Assets consist of:
Paid in capital		$ 36,264,132
Undistributed net investment income		1,602
Accumulated undistributed net realized gain (loss) on investments		196,589
Net unrealized appreciation (depreciation) on investments		(959,192)
Net Assets		$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,590,703 ÷ 165,862 shares)	$ 9.59

Maximum offering price per share (100/94.25 of $9.59)	$ 10.18
Class T: Net Asset Value and redemption price per share ($1,358,487 ÷ 141,649 shares)	$ 9.59

Maximum offering price per share (100/96.50 of $9.59)	$ 9.94
Class B: Net Asset Value and offering price per share ($1,230,564 ÷ 128,271 shares)A	$ 9.59

Class C: Net Asset Value and offering price per share ($1,425,401 ÷ 148,610 shares)A	$ 9.59

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($28,566,545 ÷ 2,978,509 shares)	$ 9.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,331,431 ÷ 138,799 shares)	$ 9.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

		For the period October 31, 2007 (commencement of operations) to December 31, 2007

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 60,110
Affiliated		124,218
Interest		12,198
Total income		196,526

Expenses
Management fee	$ 22,710
Distribution fees	6,036
Independent trustees' compensation	9
Total expenses before reductions	28,755
Expense reductions	(4,544)	24,211
Net investment income (loss)		172,315
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(6,469)
Affiliated	(7,625)
Realized gain distributions from underlying funds:
Unaffiliated	2,971
Affiliated	496,427
Total net realized gain (loss)		485,304
Change in net unrealized appreciation (depreciation) on investment securities		(959,192)
Net gain (loss)		(473,888)
Net increase (decrease) in net assets resulting from operations		$ (301,573)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 31, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 172,315
Net realized gain (loss)	485,304
Change in net unrealized appreciation (depreciation)	(959,192)
Net increase (decrease) in net assets resulting from operations	(301,573)
Distributions to shareholders from net investment income	(170,713)
Distributions to shareholders from net realized gain	(288,714)
Total distributions	(459,427)
Share transactions - net increase (decrease)	36,264,131
Total increase (decrease) in net assets	35,503,131

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,602)	$ 35,503,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.28)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.08)
Total distributions	(.13)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.85)%
Ratios to Average Net Assets G, I
Expenses before reductions	.75% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	3.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,591
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.29)
Distributions from net investment income	(.04)
Distributions from net realized gain	(.08)
Total distributions	(.12)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.89)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.00% A
Expenses net of fee waivers, if any	.90% A
Expenses net of all reductions	.90% A
Net investment income (loss)	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,358
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.30)
Distributions from net investment income	(.03)
Distributions from net realized gain	(.08)
Total distributions	(.11)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.98)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,231
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended December 31,	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.30)
Distributions from net investment income	(.03)
Distributions from net realized gain	(.08)
Total distributions	(.11)
Net asset value, end of period	$ 9.59
Total Return B, C, D	(2.96)%
Ratios to Average Net Assets G, I
Expenses before reductions	1.50% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,425
Portfolio turnover rate F	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Dynamic Strategies

Period ended December 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	(.34)
Total from investment operations	(.28)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.08)
Total distributions	(.13)
Net asset value, end of period	$ 9.59
Total Return B, C	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.40% A
Net investment income (loss)	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,567
Portfolio turnover rate E	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended December 31,	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.35)
Total from investment operations	(.28)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.08)
Total distributions	(.13)
Net asset value, end of period	$ 9.59
Total Return B, C	(2.81)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.40% A
Net investment income (loss)	3.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,331
Portfolio turnover rate E	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Fees and expenses of the underlying funds are not included in the Fund's expense ratio. The fund indirectly bears its proportionate share of the expenses of any underlying funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class B, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund, but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Investments in affiliated Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs and futures contracts. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each affiliated Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 181,365
Unrealized depreciation	(1,153,782)
Net unrealized appreciation (depreciation)	(972,417)
Undistributed ordinary income	172,404
Undistributed long-term capital gain	39,005

Cost for federal income tax purposes	$ 36,243,048

The tax character of distributions paid was as follows:

December 31, 2007
Ordinary Income	$ 170,713
Long-term Capital Gains	288,714
Total	$ 459,427

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the affiliated Underlying Fund shares), other than short-term securities, aggregated $38,583,583 and $3,430,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 630	$ 509
Class T	.25%	.25%	1,102	1,028
Class B	.75%	.25%	2,077	2,073
Class C	.75%	.25%	2,227	2,197
			$ 6,036	$ 5,807

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 74
Class T	320
$ 394

6. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2009. During the period, this management fee waiver reduced the Fund's management fee by $4,544.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $120 for the period.

Annual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended December 31,	2007A
From net investment income
Class A	$ 7,363
Class T	5,694
Class B	4,058
Class C	4,995
Dynamic Strategies	141,886
Institutional Class	6,717
Total	$ 170,713
From net realized gain
Class A	$ 13,090
Class T	11,110
Class B	10,144
Class C	11,752
Dynamic Strategies	231,651
Institutional Class	10,967
Total	$ 288,714

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Period ended December 31,	2007 A	2007 A
Class A
Shares sold	163,734	$ 1,624,963
Reinvestment of distributions	2,128	20,453
Net increase (decrease)	165,862	$ 1,645,416
Class T
Shares sold	139,900	$ 1,393,110
Reinvestment of distributions	1,749	16,804
Net increase (decrease)	141,649	$ 1,409,914
Class B
Shares sold	126,797	$ 1,267,319
Reinvestment of distributions	1,474	14,184
Net increase (decrease)	128,271	$ 1,281,503
Class C
Shares sold	146,905	$ 1,461,264
Reinvestment of distributions	1,705	16,383
Net increase (decrease)	148,610	$ 1,477,647
Dynamic Strategies
Shares sold	2,984,859	$ 29,128,984
Reinvestment of distributions	30,602	294,088
Shares redeemed	(36,952)	(357,083)
Net increase (decrease)	2,978,509	$ 29,065,989
Institutional Class
Shares sold	137,083	$ 1,367,175
Reinvestment of distributions	1,716	16,487
Net increase (decrease)	138,799	$ 1,383,662

A For the period October 31, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Dynamic Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Dynamic Strategies Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the period from October 31, 2007 (commencement of operations) to December 31, 2007, the statement of changes in net assets for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and the financial highlights for the period from October 31, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Dynamic Strategies Fund as of December 31, 2007, the results of its operations for the period from October 31, 2007 (commencement of operations) to December 31, 2007, the changes in its net assets for the period from October 31, 2007 (commencement of operations) to December 31, 2007, and its financial highlights for the period from October 31, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Fixed-Income Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 2007

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2007

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2007

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-
present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2007

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2007

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2007 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor Dynamic Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/11/2008	02/08/2008	$.04

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007 $327,702, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class designates 57% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 61% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

On October 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc. (FMRC), FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Fidelity Dynamic Strategies Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses for each class in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate would rank above the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board noted, however, that the proposed management fee would cover substantially all fund expenses other than transfer agency fees borne by underlying Fidelity funds and 12b-1 fees. The Board considered that FMRC contractually agreed to waive 0.10% of its management fee until July 31, 2009. The Board also noted that the fund's asset allocation strategies, investments in unaffiliated exchanged traded funds, and flexibility to invest directly in individual securities differentiate the fund from other funds in the Lipper group, which consists primarily of less actively managed lifecycle funds that invest exclusively in affiliated funds. The Board reviewed data on management fees and total expenses for other competitive funds with investment strategies similar to those of the fund.

In its review of the total expenses of each class of the fund, the Board noted that with respect to the fund's investments in underlying Fidelity funds, it will purchase retail funds, or Institutional Class shares for any underlying Fidelity fund that offers only Advisor classes of shares, in order to avoid charging fund-paid 12b-1 fees at both the fund-of-funds level and underlying fund level. The Board considered that the fund does not pay transfer agency fees with respect to its investments in underlying Fidelity funds. Instead, each underlying Fidelity fund bears its pro rata portion of the transfer agency fee according to the percentage of the fund's assets invested in that underlying fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The Fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ADYSI-UANN-0208
1.852681.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Dynamic Strategies Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B
Fidelity Dynamic Strategies Fund	$17,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,500,000	$6,700,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to the fund, as the fund did not commence operations until October 31, 2007.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Dynamic Strategies Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, as the fund did not commence operations until October 31, 2007.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A,B	2006A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A,B
Fidelity Dynamic Strategies Fund	$3,600	$0
A	Aggregate amounts may reflect rounding.
B	No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for the fund as the fund did not commence operations until October 31, 2007.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A,B	2006A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A,B
Fidelity Dynamic Strategies Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to the fund, as the fund did not commence operations until October 31, 2007.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A,B	2006A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by Deloitte Entities of $680,000A,B and $715,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A,B	2006A,B
Covered Services	$5,000	$0
Non-Covered Services	$675,000	$715,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008